Income tax expense and other taxes - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) UVT	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Jan. 01, 2019 USD ($)
Disclosure Of Income Tax Expense [line items]
Income tax rate	33.00%	37.00%	40.00%
Temporary difference recognize deferred tax	$ 237,000	$ 60,000
Tax losses	$ 151
Threshod taxable under statue | UVT	120,000
Percentage Of Tax On Distributed Earnings To Foreign Entities		5.00%
Ecuador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	28.00%
Costa Rica [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Mexico [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
El Salvador [Member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Peru [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	30.00%
Guatemala [member]
Disclosure Of Income Tax Expense [line items]
Capital gain tax rate	25.00%
Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	35.00%
Tax rate description for dividends	In this scenario, the 5% dividend tax applies to the amount of the taxed distribution, once it has been reduced with the income tax at the rate of 35%.
Dividends [member] | Companies [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	7.50%
Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Liquid assets				$ 5,000,000
Percentage Of Liquid Income On Liquid Assets	3.50%
Tax reform [member] | Dividends [member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	33.00%
Withholding tax rate	7.50%
Tax year 2020 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	0.50%
Tax year 2021 [member] | Tax reform [member]
Disclosure Of Income Tax Expense [line items]
Presumptive tax rate	0.00%
Bottom of Range [member] | Dividends [member] | Residential Natural Person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	10.00%
Bottom of Range [member] | Dividends [member] | Nonresidential natural and legal person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	7.50%
Top of Range [member] | Dividends [member] | Residential Natural Person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	15.00%
Top of Range [member] | Dividends [member] | Nonresidential natural and legal person [Member]
Disclosure Of Income Tax Expense [line items]
Income tax rate	10.00%